Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative assets	$ 16,909	$ 3,303
Liabilities
Derivative liabilities	71,197	167,303
Carrying value
Assets
Cash and cash equivalents	1,728,794	1,248,772
Restricted cash	185,959	246,518
Loans receivable	403,378
Notes receivable	616,883	529,172
Investment, at fair value	38,367	12,110
Derivative assets	16,909	3,303
Assets	2,990,290	2,039,875
Liabilities
Debt	50,548,472	28,934,904
Derivative liabilities	71,197	167,303
Liabilities	50,619,669	29,102,207
Fair value
Assets
Cash and cash equivalents	1,728,794	1,248,772
Restricted cash	185,959	246,518
Loans receivable	403,378
Notes receivable	616,883	529,172
Investment, at fair value	38,367	12,110
Derivative assets	16,909	3,303
Assets	2,990,290	2,039,875
Liabilities
Debt	51,348,160	29,798,305
Derivative liabilities	71,197	167,303
Liabilities	51,419,357	29,965,608
Fair value | Level 1
Assets
Cash and cash equivalents	1,728,794	1,248,772
Restricted cash	185,959	246,518
Loans receivable	0
Notes receivable	0	0
Investment, at fair value	38,367	12,110
Derivative assets	0	0
Assets	1,953,120	1,507,400
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0
Notes receivable	0	0
Investment, at fair value	0	0
Derivative assets	16,909	3,303
Assets	16,909	3,303
Liabilities
Debt	51,348,160	29,798,305
Derivative liabilities	71,197	167,303
Liabilities	51,419,357	29,965,608
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	403,378
Notes receivable	616,883	529,172
Investment, at fair value	0	0
Derivative assets	0	0
Assets	1,020,261	529,172
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	$ 0	$ 0